Interest and investment income, net - Summary of Interest and Investment Income, Net (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Interest and investment income, net
Unrealized investment income/(loss) of short-term investments	¥ 125,179,719	$ 17,149,551	¥ (202,012,339)	¥ (40,405,563)
Realized investment income of short-term investments	191,828,265	26,280,365	300,705,577	154,931,404
Unrealized investment (loss)/income of long-term investments	(131,604,073)	(18,029,685)	645,974,321	(58,356,978)
Realized investment loss of long-term investments			(659,477,110)	(8,550,287)
Investment income of structured deposits	49,039,769	6,718,421	59,394,774	3,815,277
Interest income, net	145,618,456	19,949,647	110,747,398	54,793,874
Income from the repurchase of convertible senior notes				10,028,456
Interest expense of convertible senior notes				(3,439,972)
Interest and investment income, net	¥ 380,062,136	$ 52,068,299	¥ 255,332,621	¥ 112,816,211